---------------------------------

DRIEHAUS MUTUAL FUNDS

TRUSTEE & OFFICERS
Richard H. Driehaus
Chairman of the Board & President

Arthur B. Mellin
Trustee

Robert F. Moyer
Senior Vice President & Trustee

A.R. Umans
Trustee

Daniel Zemanek                                 DRIEHAUS MUTUAL FUNDS
Trustee

William R. Andersen                            DRIEHAUS ASIA PACIFIC
Vice President                                      GROWTH FUND

Diane L. Wallace                             DRIEHAUS EMERGING MARKETS
Vice President & Treasurer                          GROWTH FUND

Mary H. Weiss
Vice President & Secretary

Robert H. Buchen
Vice President

Martin H. Brown                                    DISTRIBUTED BY:
Vice President                                 DRIEHAUS MUTUAL FUNDS


INVESTMENT ADVISOR
Driehaus Capital Management, Inc.                 ANNUAL REPORT TO
25 East Erie Street                                 SHAREHOLDERS
Chicago, IL 60611                                SEPTEMBER 30, 1998

DISTRIBUTOR
Driehaus Mutual Funds
25 East Erie Street
Chicago, IL 60611                       This report has been prepared for the
                                        shareholders of the Fund and is not an
ADMINISTRATOR & TRANSFER AGENT          offering to sell or buy any Fund
PFPC, Inc.                              securities. Such offering is only made
400 Bellevue Parkway                    by the Fund's prospectus.
Suite 108
Wilmington, DE 19809

CUSTODIAN
Chase Manhattan Bank
One Pierrepont Plaza
Brooklyn, NY 11201

---------------------------------

-------------------------------------------------------------------------------
                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
-------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Driehaus Asia Pacific Growth Fund and Driehaus Emerging Markets Growth Fund:

We have audited the accompanying statements of assets and liabilities of DRIEHAUS ASIA PACIFIC GROWTH FUND and DRIEHAUS EMERGING MARKETS GROWTH FUND (the "Funds"), including the schedules of investments and investments by industry, as of September 30, 1998, and the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Driehaus Asia Pacific Growth Fund and Driehaus Emerging Markets Growth Fund as of September 30, 1998, and the results of their operations, changes in their net assets, and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.


/s/ Arthur Andersen LLP
-----------------------
Arthur Andersen LLP


Chicago, Illinois
November 20, 1998

--------------------------------------------------------------------------------
         PORTFOLIO MANAGER'S LETTER - DRIEHAUS ASIA PACIFIC GROWTH FUND
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

The first nine months of 1998 were a difficult time for Asia and for our investments. Although the Fund outperformed its two benchmarks over this period, the slow pace of reform in Asia and the widening emerging markets crisis hurt performance. For the period beginning December 31, 1997, (the Fund's inception date) through September 30, 1998 (the Fund's fiscal year end), the Driehaus Asia Pacific Growth Fund returned -17.00%, compared with returns of -19.42% for the Morgan Stanley Capital International Asia Pacific Index and -24.43% for the Morgan Stanley Capital International Asia Pacific Index excluding Japan.

Since the beginning of the Asian financial crisis in July 1997, we have maintained that the current situation is more similar to the Latin American debt crisis of 1982 than to the crisis in Mexico of 1994. In the former, Latin American economies took several years to recover because of large foreign debts and banks' unwillingness to write off debts. In contrast, the 1994 crisis was actually a currency crash that was fixed relatively easily by the International Monetary Fund.

Until we see substantial debt write-offs by banks and the closure of insolvent companies in Southeast Asia, we remain cautious about predicting a recovery in these markets. So far many Asian governments--notably Japan--have tried to avoid taking the pain, preferring to push down interest rates to prevent bankruptcies and widescale unemployment. However, we believe that, over the next two years, Southeast Asian economies should improve and Japan will probably accelerate restructuring efforts. This expectation is based on the emergence of several potentially positive signs, including:

* Current account surpluses in Southeast Asia. In Korea and Thailand, these surpluses are equivalent to approximately 14% of GDP, leading to significant declines in interest rates. Currencies have also stabilized.

* Accelerating foreign investment. Multinational companies have taken advantage of distressed valuations to buy inexpensive assets. In Thailand, for example, GE Capital recently acquired more than US$500 million of assets.

* Recent movement toward financial reform in Japan. Following electoral defeat in July, the government abandoned deficit reduction policies and increased efforts to stimulate the world's second largest economy.

* The Chinese economy. China's GDP growth appears to be recovering, as increased domestic demand has acted to offset the weaker demand from external sources.

In line with this view of the current environment, the Fund focused on the most dynamic countries and companies. The Fund's investments in South Korea and Thailand were based on the fact that these two countries have made the greatest strides in reform, including relaxing regulations on foreign investments and establishing new bank restructuring agencies to sell bad debts. In Japan, the Fund took a more defensive approach by increasing weightings in pharmaceuticals with strong global products and in food companies that import raw materials, enabling them to benefit from a stronger yen.

Despite the weak environment for earnings and disappointing performance of many of our holdings, the Fund did find several corporate success stories during the past nine months, including:

* Nidec, a manufacturer of spindle drive motors for hard disk drives in Japan and Southeast Asia, which saw its margins improve significantly due to lower production costs in Thailand following the devaluation of the baht. For the most recent fiscal year, the company's sales increased 28%, while operating profits jumped 93%; and

* Don Quijote, which operates discount retail stores in Japan, pioneered a new type of convenience store that is open until early morning hours, offering a wider variety of products than traditional convenience stores. In the most recent fiscal year, sales rose by 59% and operating profits by 65%. The company plans to double the number of outlets by the year 2000.

The first reporting period for the Driehaus Asia Pacific Growth Fund has been an exceptionally volatile time for Asia Pacific markets and for the Fund. We appreciate your support during this period.


Sincerely,


/s/ Eric J. Ritter
------------------
Eric J. Ritter
Portfolio Manager
November 24, 1998

--------------------------------------------------------------------------------
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
--------------------------------------------------------------------------------

                                 TOTAL RETURN

-----------------------------------------------------------------------------------------------
                                                    DRIEHAUS    MSCI ASIA /      MSCI ASIA /
                                                                 PACIFIC      PACIFIC EX-JAPAN
-----------------------------------------------------------------------------------------------
For the Period 12/31/97 (since inception)
through 9/30/98                                     -17.00%      -19.42%         -24.43%
-----------------------------------------------------------------------------------------------

Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                                DRIEHAUS                                                                  MSCI
                              ASIA PACIFIC                          MSCI                              ASIA PACIFIC
                                 GROWTH                         ASIA PACIFIC                            EX-JAPAN
                                  FUND                              INDEX                                 INDEX
                              ------------                      ------------                          -------------
  12/31/97                                    $100,000                             $100,000                           $100,000
   3/31/98        -0.50%         -0.50%       $ 99,500        4.62%      4.62%     $104,617        9.75%    9.75%     $109,754
   6/30/98       -14.57%        -15.00%       $ 85,000      -11.48%     -7.39%     $ 92,608      -24.59%  -17.23%     $ 82,770
   9/30/98        -2.35%        -17.00%       $ 83,000      -12.99%    -19.42%     $ 80,577       -8.70%  -24.43%     $ 75,572

Performance data presented measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The Morgan Stanley Capital International All Country Asia Pacific Index is a recognized benchmark of Asian and Pacific Basin stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 15 Asian and Pacific Basin countries. Data is in U.S. dollars and includes reinvestment of dividends. Source: Morgan Stanley Capital International.

The Morgan Stanley Capital International All Country Asia Pacific ex - Japan Index is a recognized benchmark of Asian and Pacific Basin stock markets, not including Japan. It is an unmanaged index of a sample of companies representative of the market structure of 14 Asian and Pacific Basin countries. Data is in U.S. dollars and includes reinvestment of dividends. Source: Morgan Stanley Capital International.

================================================================================
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
================================================================================

                                                          Number                Market
                                                            of                  Value
                                                          Shares               (Note A)
---------------------------------------------------------------------------------------
EQUITY SECURITIES ---- 74.8%
---------------------------------------------------------------------------------------
FAR EAST --- 74.8%

  JAPAN -- 50.2%
    Acom Co., Ltd. .................................       1,600              $ 86,277
    Bellsystem 24 Inc. .............................         400                63,180
    Chugai Pharmaceutical Co., Ltd. ................      11,000                75,397
    Computer Engineering & Consulting Ltd. .........       2,000                27,344
    Don Quijote Co., Ltd. ..........................       1,600               103,438
    Fuji Heavy Industries Ltd. .....................      23,000               120,306
    Fuji Soft ABC Inc. .............................         800                27,623
    Fujisawa Pharmaceutical Co., Ltd. ..............       4,000                36,909
    Fujitsu Support & Service Inc.** ...............       2,000                76,403
    Honda Motor Co., Ltd.- ADR .....................         700                42,481
    Hosiden Corp. ..................................       6,000                82,207
    Itoen Ltd. .....................................       2,400                82,868
    Kao Corp. ......................................       8,000               128,122
    Konami Co., Ltd. ...............................       2,800                75,287
    Mabuchi Motor Co., Ltd. ........................         800                50,250
    Matsushita Communication Industrial Co., Ltd. ..       2,000                71,995
    Mazda Motor Corp.** ............................      22,000                80,003
    Mitsumi Electric Co., Ltd. .....................       3,000                54,988
    Nidec Corp. ....................................       1,000                80,076
    Olympus Optical Co., Ltd. ......................       7,000                77,086
    People Co., Ltd. ...............................       1,200                26,888
    Ryohin Keikaku Co., Ltd. .......................         400                40,552
    Takefuji Corp. .................................       1,200                60,652
    Terumo Corp. ...................................       3,000                61,820
    Toppan Forms Co., Ltd. .........................       3,000                40,773
    Union Tool Co. .................................       1,500                58,294
    Yahoo Japan Corp.** ............................           2                67,000
                                                                             ---------
                                                                             1,798,219
                                                                             =========

            Notes to Financial Statements are an integral part of this Schedule.

================================================================================
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
================================================================================

                                                          Number             Market
                                                            of                Value
                                                         Shares             (Note A)
------------------------------------------------------------------------------------
  AUSTRALIA -- 10.0%
   Brambles Industries Ltd. .......................       2,630            $ 56,741
   BRL Hardy Ltd. .................................      18,000              52,023
   Cochlear Ltd. ..................................      15,600              67,445
   Computershare Ltd. .............................      14,500              52,556
   Novus Petroleum Ltd. ...........................      27,000              27,984
   TABCORP Holdings Ltd. ..........................       8,200              47,593
   Woodside Petroleum Ltd. ........................      10,700              55,893
                                                                           --------
                                                                            360,235
                                                                           --------

  HONG KONG -- 7.2%
   Cafe De Coral Holdings Ltd. ....................     130,000              40,685
   Dairy Farm International Holdings Ltd. .........      35,000              37,100
   IDT International Ltd. .........................     649,000              67,844
   Johnson Electric Holdings Ltd. .................      27,000              51,223
   Road King Infrastructure Ltd. ..................      61,000              33,458
   Varitronix International Ltd. ..................      14,000              27,192
                                                                            -------
                                                                            257,502
                                                                            -------

  SOUTH KOREA -- 2.7%
   Medison Co., Ltd. ..............................       2,870              28,478
   Nong Shim Co., Ltd. ............................         900              35,592
   Pohang Iron & Steel Co., Ltd. - ADR ............       2,400              33,150
                                                                            -------
                                                                             97,220
                                                                            -------

  THAILAND -- 2.5%
   Advanced Info Service Public Co., Ltd. (Foreign)      10,700              61,174
   National Finance Public Co., Ltd. (Foreign)** ..     284,100              28,748
                                                                            -------
                                                                             89,922
                                                                            -------

  SINGAPORE -- 1.6%
   Natsteel Electronics Ltd. ......................      13,000              28,551
   ST Computer Systems & Services Ltd. ............      37,500              27,379
                                                                            -------
                                                                             55,930
                                                                            -------

           Notes to Financial Statements are an integral part of this Schedule.

================================================================================
                        DRIEHAUS ASIA PACIFIC GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
================================================================================

                                                           Number           Market
                                                            of              Value
                                                          Shares          (Note A)
--------------------------------------------------------------------------------
  PHILIPPINES -- 0.6%
    SPI Technologies Inc. ..........................   54,660           $   21,239
                                                                        ----------

    Total Far East .................................                     2,680,267
                                                                        ----------

    Total Equity Securities (Cost $2,510,636) ......                     2,680,267
                                                                        ----------
----------------------------------------------------------------------------------
RIGHTS ---- 0.0%
----------------------------------------------------------------------------------

  SOUTH KOREA -- 0.0%
    Medison Co., Ltd.** ............................      266                  734
                                                                        ----------

    Total Rights (Cost $0) .........................                           734
                                                                        ----------

----------------------------------------------------------------------------------

  TOTAL INVESTMENTS (COST $2,510,636) ..............     74.8%           2,681,001

  Other Assets in Excess of Liabilities ............     25.2%             901,192
                                                       ------           ----------

  Net Assets........................................    100.0%          $3,582,193
                                                                        ==========
==================================================================================

  The federal income tax basis and unrealized appreciation (depreciation) for all securities is as follows:


Basis ............................................................      $2,510,636
                                                                        ==========
Gross Appreciation ...............................................      $  209,270
Gross Depreciation ...............................................         (38,905)
                                                                        ----------

  Net Appreciation ...............................................      $  170,365
                                                                        ==========

** Non-income producing security.


      Notes to Financial Statements are an integral part of this Schedule.

================================================================================
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                      SCHEDULE OF INVESTMENTS BY INDUSTRY
                               SEPTEMBER 30, 1998
================================================================================

                                   PERCENT OF                                              PERCENT OF
INDUSTRY                           NET ASSETS       INDUSTRY                               NET ASSETS
--------                           ----------       ========                               ----------
Auto Parts Manufacturing.........     3.4%          Leisure & Tourism....................      2.1%

Automotive Manufacturing.........     3.4%          Machinery & Engineering..............      1.6%

Beverages & Tobacco..............     3.8%          Medical Supplies.....................      3.6%

Computer Manufacturing...........     2.1%          Merchandising........................      1.8%

Computer Software & EDP Services.     7.2%          Metals - Steel.......................      0.9%

Cosmetics........................     3.6%          Office Products......................      1.1%

Drugs............................     2.1%          Photo - Optical Equipment............      3.2%

Electrical & Electronics.........     4.8%          Retailing - Foods....................      2.2%

Electronic Components............     2.3%          Retailing - Goods....................      4.0%

Electronic Systems/Devices.......     4.9%          Telecommunications...................      5.9%

Energy Sources...................     2.3%          Transportation/Multi-Industry........      1.6%

Financial Services...............     4.9%          Transportation R & R.................      1.0%

Food Processors..................     1.0%          Other Assets Less Liabilities........     25.2%
                                                                                         ----------

                                                    TOTAL................................    100.0%
                                                                                         ==========

      Notes to Financial Statements are an integral part of this Schedule.
                                                                             8

================================================================================
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1998
================================================================================

ASSETS:
 Investments, at market value  (Cost $2,510,636).............................. $   2,681,001
 Foreign currency (Cost $30)..................................................            27
 Cash.........................................................................       771,339
 Receivables:
  Dividends...................................................................         6,068
  Interest....................................................................           825
  Investment securities sold..................................................       272,396
  Due from advisor............................................................        22,207
  Net unrealized appreciation on foreign currency forward contracts
   from transaction hedges....................................................           143
 Deferred organizational costs................................................        24,911
 Other assets.................................................................           674
                                                                               -------------
--------------------------------------------------------------------------------------------
   TOTAL ASSETS...............................................................     3,779,591
                                                                               -------------
--------------------------------------------------------------------------------------------

LIABILITIES:
 Payables:
  Investment securities purchased.............................................       138,331
  Net unrealized depreciation on foreign currency forward contracts
   from portfolio hedges......................................................        15,404
  Accrued expenses............................................................        43,663
                                                                               -------------
--------------------------------------------------------------------------------------------
   TOTAL LIABILITIES..........................................................       197,398
                                                                               -------------
--------------------------------------------------------------------------------------------
NET ASSETS.................................................................... $   3,582,193
                                                                               =============
SHARES OUTSTANDING............................................................       431,617
                                                                               =============
NET ASSET VALUE PER SHARE..................................................... $        8.30
                                                                               =============
============================================================================================
NET ASSETS CONSISTED OF THE FOLLOWING AT SEPTEMBER 30, 1998:
 Paid-in capital.............................................................. $   4,221,749
 Undistributed net investment loss............................................        (8,979)
 Undistributed net realized loss from security transactions...................      (713,834)
 Undistributed net realized foreign exchange loss.............................       (51,529)
 Undistributed net realized foreign exchange loss on portfolio hedges.........       (20,494)
 Unrealized foreign exchange gain.............................................           319
 Unrealized foreign exchange loss on portfolio hedges.........................       (15,404)
 Unrealized appreciation of investments.......................................       170,365
                                                                               -------------
   NET ASSETS................................................................. $   3,582,193
                                                                               =============
============================================================================================

           Notes to Financial Statements are an integral part of this Statement.

================================================================================
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                            STATEMENT OF OPERATIONS
         For the period December 31, 1997 (commencement of operations)
                           through September 30, 1998
================================================================================

INVESTMENT INCOME (LOSS):
  Income:
    Dividends (net of non-reclaimable foreign taxes of $1,712).......            $  28,808
    Interest ........................................................               21,558
                                                                                 ---------

------------------------------------------------------------------------------------------
      Total income ..................................................               50,366
                                                                                 ---------
------------------------------------------------------------------------------------------


  Expenses:
    Investment advisory fee .........................................               30,175
    Administration fee...............................................               85,500
    Professional fees ...............................................               32,652
    Federal and state registration fees .............................                5,041
    Custodian fees ..................................................               27,796
    Transfer agent fees .............................................               27,084
    Trustees' fees ..................................................                3,702
    Amortization of organization costs ..............................                4,379
    Miscellaneous ...................................................               17,476
------------------------------------------------------------------------------------------

    Total expenses before fees waived and reimbursements.............              233,805
                                                                                 ---------

    Administration fee waived .......................................              (82,684)
    Transfer agent fee waived .......................................              (23,400)
    Expense reimbursement from advisor ..............................              (68,376)
                                                                                 ---------
      Total expenses net of fees waived and reimbursements...........               59,345
                                                                                 ---------
------------------------------------------------------------------------------------------

        Net investment loss..........................................               (8,979)
                                                                                 ---------
------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

    Net realized loss from security transactions ....................             (713,834)
    Net realized foreign exchange loss ..............................              (51,529)
    Net realized foreign exchange loss on porfolio hedges............              (20,494)
    Net unrealized foreign exchange gain ............................                  319
    Net unrealized foreign exchange loss on portfolio hedges.........              (15,404)
    Change in unrealized appreciation of investments ................              170,365
                                                                                 ---------
------------------------------------------------------------------------------------------

        Net realized and unrealized loss on investments .............             (630,577)
                                                                                 ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................            $(639,556)
                                                                                 =========


==========================================================================================

     Notes to Financial Statements are an integral part of this Statement.

================================================================================
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS
         For the period December 31, 1997 (commencement of operations)
                           through September 30, 1998
================================================================================

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment loss .................................................       $     (8,979)
    Net realized and unrealized loss on investments .....................           (630,577)
                                                                                   ---------

            Net decrease in net assets resulting from operations ........           (639,556)
                                                                                   ---------

---------------------------------------------------------------------------------------------
  Capital share transactions:
    Net increase in net assets derived
      from capital share transactions* ..................................          4,221,749
                                                                                   ---------

      Total increase in net assets ......................................          3,582,193
                                                                                   ---------

--------------------------------------------------------------------------------------------
NET ASSETS:

  Beginning of period ...................................................                  0
                                                                                   ---------

  End of period .........................................................         $3,582,193
                                                                                  ==========
============================================================================================
*Capital share transactions are as follows:
                                                          SHARES                     VALUE
                                                          ------                     -----
For the period ended September 30, 1998
Shares purchased ...............................         442,994                  $4,318,619
Shares reinvested ..............................            ---                       ---
Shares redeemed ................................         (11,377)                    (96,870)
                                                        --------                   ---------
     Net increase from capital share transactions        431,617                  $4,221,749
                                                        ========                  ==========
============================================================================================

     Notes to Financial Statements are an integral part of this Statement.


===========================================================================================================
                                      DRIEHAUS ASIA PACIFIC GROWTH FUND
                                             FINANCIAL HIGHLIGHTS
         FOR THE PERIOD DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998
===========================================================================================================

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented.

Net asset value, beginning of period.....................................  $  10.00


           LOSS FROM INVESTMENT OPERATIONS:
           Net investment loss...........................................     (0.02)
           Net loss on securities (both realized and unrealized).........     (1.68)
                                                                           --------
             Total from investment operations............................     (1.70)
                                                                           --------


           LESS DISTRIBUTIONS:
           Dividends from net investment income..........................      0.00
           Distributions from capital gains..............................      0.00
                                                                           --------
             Total distributions.........................................      0.00
                                                                           --------


Net asset value, end of period...........................................  $   8.30
                                                                           ========

Total Return.............................................................    (17.00)  % **
RATIOS/SUPPLEMENTAL DATA
           Net assets, end of period (in 000's)..........................  $  3,582
           Ratio of expenses to average net assets.......................      2.95  %*+
           Ratio of net investment loss to average net assets............     (0.45) %*+
           Portfolio turnover............................................    283.59  %**
           Annualized portfolio turnover.................................    379.16  %*

===========================================================================================================

   * Annualized

  ** Not Annualized

   + Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees. The Adviser agreed to reduce its fees and absorb other operating expenses to the extent necessary to ensure that the total fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expense) will not exceed 2.95% of the net assets of the Driehaus Asia Pacific Growth Fund for the first twenty-four months of its operations.


      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
       PORTFOLIO MANAGER'S LETTER - DRIEHAUS EMERGING MARKETS GROWTH FUND
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

For the period from December 31, 1997, the Fund's inception date, through September 30, 1998, the Fund's fiscal year end, the Driehaus Emerging Markets Growth Fund returned -24.40%. This compares with the returns of the Fund's benchmark, -34.96% for the Morgan Stanley Capital International Emerging Markets Index, and a -36.69% return for the Lipper Emerging Market Fund Index.

During the first nine months of 1998, economies around the world, including emerging markets, were characterized by extreme volatility. The major cause for this volatility could be found in currency contagion effects, which spread from Southeast Asia to other continents, climaxing in the devaluation of the Russian ruble in August. Subsequent concerns focused on Latin America, where the International Monetary Fund is coordinating a multibillion dollar package geared at preventing the region, in particular Brazil, from following Russia's lead.

The Fund's outperformance relative to its benchmark indices over the first three quarters of 1998 can be attributed in part to the Fund's overweighting of countries with strong macroeconomic environments, including Poland, Hungary, Greece, Thailand, and Israel. Over the past nine months, these countries have tended to display lower budget deficits, accelerating GDP growth, and low correlations with commodity prices. Despite the severe problems in Eastern Europe following the Russian currency devaluation, Poland and Hungary produced continued growth and benefited from strong economic ties to Western Europe, enabling them to outperform other markets in their region.

Over the first months of 1998, the Fund increased its positions in Thailand and South Korea. These countries have experienced current account surpluses equivalent to approximately 14% of each country's GDP, leading to significant declines in interest rates. These events, plus strengthening currencies, helped these Asian markets outperform other emerging sectors during the first three quarters of 1998 and contributed to Fund performance. Despite some losses, during the period, South Africa remained an important area for the Fund, and we continued to allocate the majority of our weighting there to the technology sector.

Overall, our stock selection during the period favored growth companies that exhibited and, in some cases, benefited from higher revenue and earnings resilience in the face of deteriorating country fundamentals. Some examples of these portfolio holdings include Persetel Q Data Holdings (PQH) South Africa, Delta Informatics of Greece, and SPI Technologies in the Philippines. The Fund also benefited from our substantial cash position over the period, as we maintained a minimum allocation of 10% in this category.

The Fund's performance was also helped by our underweighting of Latin American markets, which produced some of the lowest returns in the emerging markets sector during this time. This region's poor performance was due in part to a dependence on commodities prices at a time when slowing economic growth in Asia and third-world dumping combined to drive the CRB Commodity Index to a 21-year low. Slumping oil and base metal prices played havoc with external and internal budgets in Mexico, Chile, Venezuela, and Peru. Our decision to limit the Fund's exposure in commodity and cyclical stocks also helped in this area.

The first reporting period for the Driehaus Emerging Markets Growth Fund has been a difficult time for emerging markets and for our investments. We appreciate your support during this period.


Sincerely,

/s/ Emery R. Brewer
-------------------
Emery R. Brewer
Portfolio Manager
November 24, 1998

--------------------------------------------------------------------------------
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
--------------------------------------------------------------------------------


                                 TOTAL RETURN

-------------------------------------------------------------------------------------------------------------
                                                      DRIEHAUS        MSCI EMERGING        LIPPER EMERGING
                                                                      MARKET INDEX        MARKET FUND INDEX
-------------------------------------------------------------------------------------------------------------
For the Period 12/31/97 (since inception)
through 9/30/98                                       -24.40%           -34.96%               -36.69%
-------------------------------------------------------------------------------------------------------------

Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                                DRIEHAUS
                                EMERGING                            MSCI                                  LIPPER
                                MARKETS                           EMERGING                               EMERGING
                                 GROWTH                            MARKETS                                MARKETS
                                  FUND                              INDEX                                  INDEX
                              ------------                       ------------                          -------------
  12/31/97                                    $100,000                             $100,000                           $100,000
   3/31/98         5.50%          5.50%       $105,500        7.22%      7.22%     $107,222        5.12%    5.12%     $105,120
   6/30/98        -9.76%         -4.80%       $ 95,200      -23.68%    -18.17%     $ 81,832      -21.04%  -17.00%     $ 83,000
   9/30/98       -20.59%        -24.40%       $ 75,600      -20.52%    -34.96%     $ 65,043      -23.72%  -36.69%     $ 63,313

Performance data presented measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The Morgan Stanley Capital International Emerging Markets Index is a recognized benchmark of Emerging Markets stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 26 Emerging Markets countries. Data is in U.S. dollars and includes reinvestment of dividends. Source: Morgan Stanley Capital International.

Lipper Analytical Services Indices look at the investment objective of the funds as determined by both the language in the prospectus and a review of the fund's investment characteristics as shown in the Lipper-Equity Analysis Report on the Weighted Average Holdings of large Investment Companies. The Lipper Emerging Markets Funds seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where "emerging market" is defined by a country's GNP per capita of other economic measures. Source:
Lipper Analytical Services.

================================================================================
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
================================================================================

                                                     Number          Market
                                                       of            Value
                                                     Shares         (Note A)
--------------------------------------------------------------------------------
EQUITY SECURITIES ---- 80.1%
--------------------------------------------------------------------------------
EUROPE --- 23.1%

  GREECE -- 5.8%
    Chipita International S. A. ....................  1,870        $ 49,249
    Delta Informatics S. A. ........................  3,780          69,955
    Hellenic Telecommunication Organization S. A. ..  4,600          55,103
    Intrasoft S. A.  ...............................  1,600          29,111
                                                                    -------
                                                                    203,418
                                                                    -------

  POLAND -- 5.3%
    Art Marketing Syndicate S. A.** ................  3,500          20,081
    ComputerLand S. A.** ...........................  2,231          21,854
    Elektrim Spolka Akcyjna S. A. ..................  4,150          42,046
    Prokom Software - GDR ..........................  2,500          44,500
    Softbank S. A. - GDR ...........................  3,000          55,950
                                                                    -------
                                                                    184,431
                                                                    -------

  PORTUGAL -- 4.3%
    Corticeira Amorim SGPS S. A. ...................  2,000          25,824
    Electricidade de Portugal S. A. ................  2,200          50,567
    Portugal Telecom S. A. - ADR ...................    690          24,840
    Telecel-Comunicacoes Pessoais S. A. ............    375          48,418
                                                                    -------
                                                                    149,649
                                                                    -------

  HUNGARY -- 2.8%
    Magyar Tavkozlesi RT - ADR .....................  2,100          45,544
    Mol Magyar Olaj-Es Gazipari RT - GDR ...........  2,710          52,167
                                                                    -------
                                                                     97,711
                                                                    -------

  TURKEY -- 2.6%
    Carsi Buyuk Magazacilik A. S. ..................385,000          19,762
    Efes Sinai Yatirim Holding A. S. - GDR**........ 30,450          25,882
    Haci Omer Sabanci Holding A. S. -ADR............  8,250          31,103
    Yapi Ve Kredi Bankasi A. S. - GDR ..............  1,185          13,331
                                                                    -------
                                                                     90,078
                                                                    -------

      Notes to Financial Statements are an integral part of this Schedule.
                                                                              16

================================================================================
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
================================================================================

                                                          Number                Market
                                                            of                   Value
                                                          Shares               (Note A)
---------------------------------------------------------------------------------------
  CZECH REPUBLIC -- 1.9%
    Ceske Radiokomunikace- GDR** ...................       1,300               $ 33,573
    SPT Telecom A. S. - GDR** ......................       2,500                 31,925
                                                                                -------
                                                                                 65,498
                                                                                -------

  RUSSIA -- 0.4%
    Lukoil Holding - ADR ...........................         900                 10,105
    Unified Energy Systems - GDR ...................       2,400                  4,478
                                                                                -------
                                                                                 14,583
                                                                                -------

    Total Europe ...................................                            805,368
                                                                                -------
FAR EAST --- 19.8%

  HONG KONG -- 5.1%
    China Telecom Ltd. - ADR** .....................         750                 22,500
    HSBC Holdings PLC ..............................          13                    238
    IDT International Ltd. .........................     460,000                 48,087
    Shanghai Industrial Holdings Ltd. ..............      25,000                 50,010
    VTech Holdings Ltd. ............................      14,000                 55,830
                                                                                -------
                                                                                176,665
                                                                                -------

  THAILAND -- 3.4%
    Cogeneration Public Co., Ltd. (Foreign)** ......     139,000                 64,173
    National Finance Public Co., Ltd. (Foreign)** ..     300,000                 30,357
    Thai Storage Battery Public Co., Ltd. (Foreign)       26,000                 23,185
                                                                                -------
                                                                                117,715
                                                                                -------

  SINGAPORE -- 3.1%
    Natsteel Electronics Ltd.  .....................      22,000                 48,317
    ST Computer Systems & Services Ltd. ............      82,000                 59,868
                                                                                -------
                                                                                108,185
                                                                                -------

      Notes to Financial Statements are an integral part of this Schedule.

================================================================================
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
================================================================================

                                                     Number          Market
                                                       of            Value
                                                     Shares         (Note A)
--------------------------------------------------------------------------------
  SOUTH KOREA -- 3.0%
    Korea Electric Power Corp. - ADR................  3,300        $ 29,700
    Medison Co., Ltd. ..............................  5,660          56,162
    Samsung Heavy Industries** .....................  4,400          18,666
                                                                    -------
                                                                    104,528
                                                                    -------

  INDIA -- 3.0%
    BSES Ltd. - GDR ................................  2,300          30,314
    ITC Ltd. - GDR .................................  3,700          74,000
                                                                    -------
                                                                    104,314
                                                                    -------

  PHILIPPINES -- 1.2%
    SPI Technologies Inc. ..........................112,000          43,520
                                                                    -------


  TAIWAN -- 1.0%
    Asustek Computer Inc. - GDR** ..................  5,100          35,700
                                                                    -------

    Total Far East .................................                690,627
                                                                    -------

SOUTH AMERICA --- 12.0%

  BRAZIL -- 7.0%
    Compania de Minas Buenaventura S. A. - ADR......  3,000          34,875
    Companhia Energetica de Minas Gerais - ADR .....  1,534          33,922
    Petroleo Brasileiro S. A. - ADR ................  3,600          36,904
    Telecomunicacoes Brasileiras S. A (Pref.) - ADR*    665          46,841
    Telecomunicacoes de Sao Paulo S. A. (Pref.).....380,000          55,145
    Telerj Celular S. A.** .........................720,000          15,794
    Telesp Celular S. A.** .........................470,000          20,224
                                                                    -------
                                                                    243,705
                                                                    -------

      Notes to Financial Statements are an integral part of this Schedule.

================================================================================
                      DRIEHAUS EMERGING MARKETS GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
================================================================================

                                                   Number        Market
                                                     of          Value
                                                   Shares       (Note A)
--------------------------------------------------------------------------------
 ARGENTINA -- 3.2%
  Telefonica de Argentina S. A. - ADR ............  1,910       $56,226
  YPF S. A. - ADR ................................  2,130        55,380
                                                                -------
                                                                111,606
                                                                -------

 CHILE -- 1.3%
  Sociedad Quimica y Minera de Chile S. A. - ADR .  1,480        43,105
                                                                -------


 PERU -- 0.5%
  Grana y Montero S. A. .......................... 45,000        18,274
                                                                -------


  Total South America ............................              416,690
                                                                -------


MIDDLE EAST --- 10.4%

 ISRAEL -- 10.4%
  Bank Hapoalim Ltd. ............................. 33,000        80,584
  Blue Square Israel Ltd. -ADR ...................  2,700        34,931
  First International Bank of Israel Ltd. ........ 50,000        51,491
  Formula Systems Ltd.** .........................  1,650        35,014
  ForSoft Ltd.** .................................  2,750        31,625
  Gilat Satellite Networks Ltd.** ................  1,960        88,199
  Koor Industries Ltd. - ADR .....................  2,530        41,429
                                                                -------
                                                                363,273
                                                                -------

  Total Middle East ..............................              363,273
                                                                -------


      Notes to Financial Statements are an integral part of this Schedule.

================================================================================
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
================================================================================

                                                       Number        Market
                                                         of           Value
                                                       Shares       (Note A)
--------------------------------------------------------------------------------
NORTH AMERICA --- 7.9%

 MEXICO -- 6.9%
   Biper S. A. de C. V. - B ** ......................   45,055         $7,738
   Coca-Cola Femsa S. A. - ADR ......................    3,000         36,563
   Corporacion Interamericana de Entretenimiento
    S. A. - B**......................................   14,780         23,903
   Desc S. A. de C. V.  - ADR .......................    2,400         33,000
   Grupo Continental S. A. ..........................   21,000         54,818
   Grupo Iusacell S. A. - L - ADR** .................    2,200         10,862
   Grupo Televisa S. A. - GDR** .....................    1,070         20,664
   Telefonos de Mexico S. A. - ADR ..................    1,210         53,542
                                                                    ---------
 .....................................................                 241,090
                                                                    ---------

 UNITED STATES -- 1.0%
   Apache Corp. .....................................    1,260         33,784
                                                                    ---------

   Total North America ..............................                 274,874
                                                                    ---------

AFRICA --- 6.9%

 SOUTH AFRICA -- 6.9%
   Liberty Life Association of Africa Ltd. ..........    3,300         50,229
   Persetel Q Data Holdings Ltd. ....................    7,500         61,671
   Plessey Corp., Ltd. ..............................   24,500         35,000
   Softline Ltd.** ..................................   44,000         40,408
   South African Breweries Ltd. .....................    2,200         33,150
   Tridelta Magnet Technology Holdings** ............   23,100         19,643
                                                                    ---------
                                                                      240,101
                                                                    ---------

   Total Africa .....................................                 240,101
                                                                    ---------

   Total Equity Securities (Cost  $3,314,510)........               2,790,933
                                                                    ---------

--------------------------------------------------------------------------------


      Notes to Financial Statements are an integral part of this Schedule.

================================================================================
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1998
================================================================================

                                                    Number           Market
                                                      of             Value
                                                    Shares          (Note A)
--------------------------------------------------------------------------------
RIGHTS ---- 0.0%
--------------------------------------------------------------------------------
 SOUTH KOREA -- 0.0%
  Medison Co., Ltd.** .............................    526            $1,445
                                                                   ---------

 TAIWAN -- 0.0%
  Asustek Computer Inc. - GDR** ...................     10                10
                                                                   ---------

  Total Rights (Cost $0)...........................                    1,455
                                                                   ---------

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS (COST $3,314,510)...............   80.1%        2,792,388

 Other Assets in Excess of Liabilities ............   19.9%          694,666
                                                     -----         ---------

 Net Assets .......................................  100.0%       $3,487,054

================================================================================
The federal income tax basis and unrealized apprecation (depreciation) for all securities is as follows:

Basis  ........................................................   $3,314,510
                                                                  ==========
Gross Appreciation  ...........................................     $162,892
Gross Depreciation  ...........................................     (685,014)
                                                                  ----------

 Net Depreciation .............................................    ($522,122)
                                                                  ==========

**  Non-income producing security.



      Notes to Financial Statements are an integral part of this Schedule.

================================================================================
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                      SCHEDULE OF INVESTMENTS BY INDUSTRY
                               SEPTEMBER 30, 1998
================================================================================

                              PERCENT OF                                  PERCENT OF
INDUSTRY                      NET ASSETS    INDUSTRY                      NET ASSETS
--------                      ----------    --------                      ----------
Automobiles ..................      0.7%    Electronic Systems/Devices....    3.0%

Auto Parts Manufacturing .....      0.9%    Energy Sources ...............    1.9%

Banking ......................      2.7%    Financial Services ...........    2.3%

Beverages & Tobacco ..........      6.4%    Foods & Household Products ...    2.8%

Broadcast & Publishing .......      1.4%    Industrial Components ........    0.5%

Capital Goods/Multi-Industry .      1.5%    Insurance ....................    1.4%

Chemical .....................      1.2%    Leisure & Tourism ............    0.7%

Communications Equipment .....      2.5%    Machinery & Engineering ......    1.2%

Computer Manufacturing .......      2.3%    Oil ..........................    5.4%

Computer Software & EDP Services    8.3%    Precious Metals...............    1.0%

Construction .................      1.3%    Retailing - Goods.............    1.6%

Data Processing ..............      1.2%    Technology/Multi-Industry.....    1.0%

Electric Utilities ...........      4.3%    Telecommunications ...........    9.4%

Electrical & Electronics .....      1.2%    Telephone Utilities ..........    5.5%

Electronic Components ........      6.5%    Other Assets Less Liabilities.   19.9%
                                                                            ------

                                            TOTAL ........................  100.0%
                                                                            ======


      Notes to Financial Statements are an integral part of this Schedule.

================================================================================
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1998
================================================================================

ASSETS:
  Investments, at market value (Cost $3,314,510).................   $2,792,388
  Foreign Currency (Cost $50,609)................................       50,291
  Cash ..........................................................      702,255
  Receivables:
    Dividends ...................................................        8,524
    Interest ....................................................          683
    Investment securities sold ..................................       64,006
    Due from advisor ............................................       24,540
  Deferred organizational costs .................................       24,948
  Other assets ..................................................          743
                                                                   -----------
--------------------------------------------------------------------------------


      TOTAL ASSETS ..............................................    3,668,378
                                                                   -----------
--------------------------------------------------------------------------------
LIABILITIES:
 Payables:
  Investment securities purchased ...............................      137,964
  Accrued expenses ..............................................       42,944
  Net unrealized depreciation on foreign currency forward contracts
    from transaction hedges......................................          416
                                                                   -----------
--------------------------------------------------------------------------------


      TOTAL LIABILITIES .........................................      181,324
                                                                   -----------
--------------------------------------------------------------------------------

NET ASSETS ......................................................   $3,487,054
                                                                   ===========

SHARES OUTSTANDING ..............................................      461,247
                                                                   ===========

NET ASSET VALUE PER SHARE .......................................        $7.56
                                                                   ===========

================================================================================

NET ASSETS CONSISTED OF THE FOLLOWING AT SEPTEMBER 30, 1998:
  Paid-in capital ...............................................   $4,727,772
  Undistributed net investment loss..............................      (11,861)
  Undistributed net realized loss from security transactions.....     (662,370)
  Undistributed net realized foreign exchange loss ..............      (43,420)
  Unrealized foreign exchange loss...............................         (945)
  Unrealized depreciation of investments ........................     (522,122)
                                                                   ------------
       NET ASSETS ...............................................   $3,487,054
                                                                   ===========

================================================================================

     Notes to Financial Statements are an integral part of this Statement.

================================================================================
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                            STATEMENT OF OPERATIONS
     FOR THE PERIOD DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998
================================================================================

INVESTMENT INCOME (LOSS):
  Income:
    Dividends (net of non-reclaimable foreign taxes $2,665)............   $37,001
    Interest ..........................................................    17,822
                                                                        ---------
---------------------------------------------------------------------------------

      Total income ....................................................    54,823
                                                                        ---------
---------------------------------------------------------------------------------

  Expenses:
    Investment advisory fee ...........................................    36,373
    Administration fee ................................................    85,500
    Professional fees .................................................    33,062
    Federal and state registration fees ...............................     7,204
    Custodian fees ....................................................    32,237
    Transfer agent fees ...............................................    27,046
    Trustees' fees ....................................................     3,702
    Amortization of organization costs ................................     4,386
    Miscellaneous .....................................................    17,131
---------------------------------------------------------------------------------

   Total expenses before fees waived and reimbursements................   246,641
                                                                        ---------

   Administration fee waived...........................................   (82,105)
   Transfer agent fee waived...........................................   (23,400)
   Expense reimbursement from advisor..................................   (74,452)
                                                                        ---------
      Total expenses net of fees waived and reimbursements.............    66,684
                                                                        ---------
---------------------------------------------------------------------------------

        Net investment loss............................................   (11,861)
                                                                        ---------
---------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

    Net realized loss from security transactions ......................  (662,370)
    Net realized foreign exchange loss ................................   (43,420)
    Net unrealized foreign exchange loss...............................      (945)
    Change in unrealized depreciation of investments ..................  (522,122)
                                                                        ---------
---------------------------------------------------------------------------------

        Net realized and unrealized loss on investments ...............(1,228,857)
                                                                        ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................$(1,240,718)
                                                                     ============
=================================================================================

     Notes to Financial Statements are an integral part of this Statement.

================================================================================
                      DRIEHAUS EMERGING MARKETS GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH
SEPTEMBER 30, 1998
================================================================================

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment loss .............................................$  (11,861)
    Net realized and unrealized loss on investments .................(1,228,857)

--------------------------------------------------------------------------------
            Net decrease in net assets resulting from operations ....(1,240,718)
                                                                     -----------
--------------------------------------------------------------------------------

  Capital share transactions:
    Net increase in net assets derived
      from capital share transactions* .............................. 4,727,772
                                                                     -----------

      Total increase in net assets .................................. 3,487,054
                                                                     -----------
--------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period ...............................................         0
                                                                     -----------

  End of period .....................................................$3,487,054
                                                                     -----------
================================================================================

*Capital share transactions are as follows:


                                                     Shares             Value
                                                    ---------        ----------
For the period ended September 30, 1998
Shares purchased ................................    462,301         $4,737,772
Shares reinvested ...............................        ---                ---
Shares redeemed .................................     (1,054)           (10,000)
                                                    ---------        ----------
     Net increase from capital share transactions    461,247         $4,727,772
                                                    =========        ==========

================================================================================

     Notes to Financial Statements are an integral part of this Statement.

================================================================================
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                              FINANCIAL HIGHLIGHTS
     FOR THE PERIOD DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998
================================================================================

The Table below sets forth financial data for a share of capital stock outstanding throughout the period presented.

Net asset value, beginning of period ..........................  $10.00
                                                                -------
        LOSS FROM INVESTMENT OPERATIONS:
        Net investment loss ...................................   (0.03)
        Net loss on securities (both realized and unrealized)..   (2.41)
                                                                -------
           Total from investment operations ...................   (2.44)
                                                                -------

        LESS DISTRIBUTIONS:
        Dividends from net investment income ..................    0.00
        Distributions from capital gains ......................    0.00
                                                                -------
          Total distributions .................................    0.00
                                                                -------

Net asset value, end of.period ................................   $7.56
                                                                =======
Total Return ..................................................  (24.40)%**
RATIOS/SUPPLEMENTAL DATA
        Net assets, end of period (in 000's) ..................  $3,487
        Ratio of expenses to average net assets ...............    2.75 %*+
        Ratio of net investment loss to average net assets ....   (0.49)%*+
        Portfolio turnover ....................................  261.21 %**
        Annualized portfolio turnover .........................  349.24 %*

================================================================================

     * Annualized
    ** Not Annualized

     + Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees. The Adviser agreed to reduce its fees and absorb other operating expenses to the extent necessary to ensure that the total fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expense) will not exceed 2.75% of the net assets of the Driehaus Emerging Markets Growth Fund for the first twenty-four months of its operations.

      Notes to Financial Statements are an integral part of this Schedule.

                     DRIEHAUS ASIA PACIFIC GROWTH FUND AND
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS
     FOR THE PERIOD DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH
                               SEPTEMBER 30, 1998




A.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     The Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Markets Growth Fund (collectively, the "Funds") are each a series of the Driehaus Mutual Funds (the "Trust"), a registered management investment company. The Trust is a Delaware business trust organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Funds commenced operations and were initially offered on December 31, 1997. The Funds are self-distributed.

     The investment objective of the Driehaus Asia Pacific Growth Fund is to maximize capital appreciation by investing primarily in equity securities of companies in the Asia Pacific region using the growth style investment criteria.

     The investment objective of the Driehaus Emerging Markets Growth Fund is to maximize capital appreciation by investing primarily in the equity securities of companies in emerging markets around the world using the growth style investment criteria.

SECURITIES VALUATION AND TRANSACTIONS

     Depending upon local convention or regulation, equity securities may be valued at the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. At September 30, 1998, there were no securities for which market quotations were not available.

     Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date.

     The Funds determine income and expenses daily. This change in net asset value is allocated daily.

FEDERAL INCOME TAXES

     No provision is made for Federal income taxes as it is the Funds' intention to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to make all the required distributions to shareholders in amounts sufficient to relieve the Funds from all or substantially all Federal income and excise taxes.

                     DRIEHAUS ASIA PACIFIC GROWTH FUND AND
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS
     FOR THE PERIOD DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH
                               SEPTEMBER 30, 1998



     The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At September 30, 1998, the Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Markets Growth Fund had capital loss carryforwards of approximately $700,000 and $550,000, respectively, which expire in 2006.

FOREIGN CURRENCY TRANSLATION

     Foreign currency is translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds' valuations.

     Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contracts underlying securities transactions, and the difference between the amounts accrued for dividends, interest, and reclaimable foreign withholding taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities which are denominated in foreign currencies), as a result of changes in exchange rates.

     Net realized foreign exchange gains or losses on portfolio hedges result from the non-speculative use of forward contracts with respect to portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency.

     The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments held. These fluctuations are included with the net realized and unrealized gains or losses which result from changes in the market prices of investments.

DEFERRED ORGANIZATION COSTS

     Organization costs incurred by the Funds have been deferred and are amortized over a period of 60 months from the date the Funds commenced operations. The Funds' remaining amortization period for these costs is 51 months.

USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                     DRIEHAUS ASIA PACIFIC GROWTH FUND AND
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS
     FOR THE PERIOD DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH
                               SEPTEMBER 30, 1998


B.   INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND ADMINISTRATIVE
     FEES

     Richard H. Driehaus, the Chairman of the Board and President of the Trust is also the Chairman of the Board, sole director, and sole shareholder of Driehaus Capital Management, Inc., a registered investment adviser, and of Driehaus Securities Corporation, a registered broker-dealer.

     Driehaus Capital Management, Inc. ("DCM") serves as the Funds' investment adviser. In return for its services to the Funds, DCM receives a monthly fee, computed and accrued daily at an annual rate of 1.5% of average net assets. The amount accrued to DCM for the period ended September 30, 1998 for the Driehaus Asia Pacific Growth Fund is $30,175. The amount accrued to DCM for the period ended September 30, 1998 for the Driehaus Emerging Markets Growth Fund is $36,373. DCM agreed to reduce its fee and absorb other operating expenses of the Funds to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) will not exceed 2.95% and 2.75% of average net assets of the Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Markets Growth Fund, respectively, on an annual basis for the first twenty-four months of the Funds' operations after the effective date of the Funds' registration statement. As of September 30, 1998, DCM absorbed $68,376 and $74,452 of expenses for the Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Markets Growth Fund, respectively.

     DCM advanced certain organization costs to the Funds. As of September 30, 1998, DCM has been reimbursed for all organizational costs advanced to the Funds.

     For the period ended September 30, 1998, Driehaus Asia Pacific Growth Fund and Driehaus Emerging Markets Growth Fund paid $72,825 and $58,159, respectively, in total commissions to all brokers. Driehaus Securities Corporation ("DSC") acts as a broker for the Funds on certain domestically traded securities. During the period, DSC traded 42,968 and 265,558 shares for the Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Markets Growth Fund, respectively, and received $2,621 and $14,077, respectively, in commissions. A portion of these commissions are, in turn, paid by DSC to third parties for clearing and floor brokerage services.

     Certain officers of the Trust are also officers of the Adviser. No such officers received compensation from the Funds.

     PFPC Inc., a wholly owned, indirect subsidiary of PNC Bank, serves as the Funds' administrative and accounting agent. PFPC has agreed to waive its minimum fees during the first two years of the Funds' operations. For the period ended September 30, 1998, $82,684 and $82,105 of these fees have been waived by PFPC Inc. for the Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Markets Growth Fund, respectively.

     PFPC Inc. also acts as the transfer agent and dividend disbursing agent for both Funds. PFPC Inc. has agreed to waive a portion of its monthly base fee for transfer agency service for the first two years

                     DRIEHAUS ASIA PACIFIC GROWTH FUND AND
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS
     FOR THE PERIOD DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH
                               SEPTEMBER 30, 1998


  of the Funds. For the period ended September 30, 1998, $23,400 of these fees have been waived by PFPC Inc. for the Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Markets Growth Fund.


  C. FOREIGN CURRENCY FORWARD CONTRACTS

     At September 30, 1998, the Funds had foreign currency forward contracts outstanding under which they are obligated to exchange currencies at specified future dates. The Funds' currency transactions are limited to transaction hedging and portfolio hedging, when applicable, involving either specific transactions or portfolio positions. The Driehaus Emerging Markets Growth Fund engaged in no portfolio hedging during the fiscal year ended September 30, 1998.

     The contractual amounts of foreign currency forward contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values.

The Driehaus Asia Pacific Growth Fund had the following outstanding contracts at September 30, 1998:


  Portfolio Hedges:
  Foreign Currency Sold:

                                                                 Unrealized
                                                                Appreciation
  US Dollars                                                   (Depreciation)
  Purchased    Foreign Currency Sold    Settlement Date     at September 30,1998
--------------------------------------------------------------------------------
   $500,000   69,800,000 Japanese Yen    November 1998              $(15,404)
            Net unrealized depreciation                             ---------
            on foreign currency forward
           contracts for portfolio hedges                           $(15,404)
                                                                    =========


  Transaction Hedges:
  Foreign Currency Purchases:

                                                                 Unrealized
                                                                Appreciation
  US Dollars                                                   (Depreciation)
    Sold      Foreign Currency Purchased  Settlement Date  at September 30, 1998
--------------------------------------------------------------------------------
 $ 38,362    5,138,560 Japanese Yen        October 1998        $      (612)
   33,430    4,534,400 Japanese Yen        October 1998               (118)
   30,488       51,683 Australian Dollar   October 1998                121
                                                               -----------
                                                               $      (609)

                     DRIEHAUS ASIA PACIFIC GROWTH FUND AND
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS
     FOR THE PERIOD DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH
                               SEPTEMBER 30, 1998


Transaction Hedges:
Foreign Currency Sales:

                                                                 Unrealized
                                                                Appreciation
  US Dollars                                                   (Depreciation)
  Purchased     Foreign Currency Sold    Settlement Date   at September 30, 1998
--------------------------------------------------------------------------------
$ 39,334        66,455 Singapore Dollar   October 1998        $     (112)
 121,866    16,529,840 Japanese Yen       October 1998               430
   3,810       167,434 Philippine Peso    October 1998               (17)
  63,220     8,544,168 Japanese Yen       October 1998               451
                                                              -----------
                                                              $      752
                                                              -----------

        Net unrealized appreciation on foreign currency
           forward contracts for transaction hedges           $      143
                                                              ==========


     The Driehaus Emerging Markets Growth Fund had the following outstanding contracts at September 30, 1998:

Transaction Hedges:
Foreign Currency Purchases:

                                                                Unrealized
                                                               Appreciation
  US Dollars                                                  (Depreciation)
    Sold     Foreign Currency Purchased  Settlement Date   at September 30,1998
-------------------------------------------------------------------------------
$  37,860    220,104 South African Rand    October 1998         $    (427)


Transaction Hedges:
Foreign Currency Sales:
                                                                Unrealized
                                                               Appreciation
  US Dollars                                                  (Depreciation)
  Purchased     Foreign Currency Sold    Settlement Date   at September 30,1998
-------------------------------------------------------------------------------
   $1,683     9,831  South African Rand   October 1998          $      11
                                                                ---------
            Net unrealized depreciation on foreign currency
              forward contracts from transaction hedges         $    (416)
                                                                =========

  D. INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investment securities, other than short-term obligations, for the period ended September 30, 1998, were as follows:

                     DRIEHAUS ASIA PACIFIC GROWTH FUND AND
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS
     FOR THE PERIOD DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH
                               SEPTEMBER 30, 1998



                         Asia Pacific Growth Fund   Emerging Markets Growth Fund
                         ------------------------   ----------------------------

   Purchases                 $     8,795,467          $       10,580,112
   Sales                     $     5,570,997          $        6,603,232



E.   RESTRICTED SECURITIES

     The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under rule 144A under the Securities and Exchange Act of 1933. At September 30, 1998, there were no such securities in the Funds' portfolios.


F.   OFF BALANCE SHEET RISKS

     The Funds' investments in foreign securities may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets. It is DCM's policy to continuously monitor its exposure to these risks.